The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Strategic California Municipal Income Fund, Columbia Strategic New York Municipal Income Fund, Columbia Tax-Exempt Fund, and Columbia U.S. Treasury Index Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 31, 2020 (Accession No. 0001193125-20-205931), which is incorporated herein by reference.